Other Intangible Assets, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2012 Year
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful life	7
Software
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, estimated useful life	5